Joint Ventures - Investments Accounted for Under Equity Method of Accounting (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of joint ventures [line items]
Investment accounted for under the equity method	$ 86,417	$ 54,386	$ 39,824
Joint ventures
Disclosure of joint ventures [line items]
Investment accounted for under the equity method	30,904	28,108
Share in income (loss) of joint ventures accounted for using the equity method	(6,061)	8,678	6,478
Share on other comprehensive income joint ventures accounted for using the equity method	0	551	(429)
Share on total comprehensive income of joint ventures accounted for using the equity method	(2,302)	8,678	5,798
SQM Vitas Fzco.
Disclosure of joint ventures [line items]
Investment accounted for under the equity method	19,490	20,793
Share in income (loss) of joint ventures accounted for using the equity method	(6,564)	8,208	6,304
Share on other comprehensive income joint ventures accounted for using the equity method	2,450	674	429
Share on total comprehensive income of joint ventures accounted for using the equity method	(4,114)	8,882	6,733
Pavoni & C. Spa
Disclosure of joint ventures [line items]
Investment accounted for under the equity method	7,870	7,315
Share in income (loss) of joint ventures accounted for using the equity method	396	470	174
Share on other comprehensive income joint ventures accounted for using the equity method	139	(210)	(317)
Share on total comprehensive income of joint ventures accounted for using the equity method	535	260	(143)
Covalent Lithium Pty Ltd.
Disclosure of joint ventures [line items]
Investment accounted for under the equity method	0	0
Share in income (loss) of joint ventures accounted for using the equity method	107	0	0
Share on other comprehensive income joint ventures accounted for using the equity method	1,583	90	37
Share on total comprehensive income of joint ventures accounted for using the equity method	1,690	90	37
Pirra Lithium Pty Ltd.
Disclosure of joint ventures [line items]
Investment accounted for under the equity method	3,544	0
Share in income (loss) of joint ventures accounted for using the equity method	0	0	0
Share on other comprehensive income joint ventures accounted for using the equity method	0	0	0
Share on total comprehensive income of joint ventures accounted for using the equity method	0	0	0
SQM Vitas Brasil Agroindustria
Disclosure of joint ventures [line items]
Investment accounted for under the equity method	0	14,667
Share in income (loss) of joint ventures accounted for using the equity method	0	5,834	4,582
Share on other comprehensive income joint ventures accounted for using the equity method	0	551	(429)
Share on total comprehensive income of joint ventures accounted for using the equity method	0	6,385	4,153
SQM Vitas Perú S.A.C.
Disclosure of joint ventures [line items]
Investment accounted for under the equity method	2,488	1,340
Share in income (loss) of joint ventures accounted for using the equity method	(2,302)	2,293	1,645
Share on other comprehensive income joint ventures accounted for using the equity method	0	0	0
Share on total comprehensive income of joint ventures accounted for using the equity method	(2,302)	2,293	1,645
Joint Venture Total
Disclosure of joint ventures [line items]
Investment accounted for under the equity method	2,488	16,007
Share in income (loss) of joint ventures accounted for using the equity method	(2,302)	8,127	6,227
Share on other comprehensive income joint ventures accounted for using the equity method	4,172	554	149
Share on total comprehensive income of joint ventures accounted for using the equity method	$ (1,889)	$ 9,232	$ 6,627